Offsets	Jul. 22, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Creative Medical Technology Holdings, Inc
Form or Filing Type	S-1
File Number	333-297026
Initial Filing Date	Jun. 25, 2026
Fee Offset Claimed	$ 678.21
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock and Warrants
Termination / Withdrawal Statement

Creative Medical Technology Holdings, Inc. (the “Registrant”) previously filed a registration statement on Form S-1 (File No. 333-297026), initially filed on June 25, 2026 (the “Prior Registration Statement”), which registered $6,000,000 of Common Stock and $12,000,000 of Common Stock issuable upon exercise of warrants for a proposed maximum aggregate offering price of $18,000,000.  As a result, the Registrant has $2,485.80 in unused filing fees associated with the Prior Registration Statement. In accordance with Rule 457(p) under the Securities Act, the registrant is using $678.21 of the unused filing fees to offset the filing fee payable in connection with this filing. The Registrant has terminated the offering that included the unsold securities under the Prior Registration Statement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Creative Medical Technology Holdings, Inc.
Form or Filing Type	S-1
File Number	333-297026
Filing Date	Jun. 25, 2026
Fee Paid with Fee Offset Source	$ 678.21